Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
16.	LEASES
The Company has entered into leases primarily for real estate, manufacturing equipment and vehicles with terms that range from 1 year to 7 years, excluding land use rights which generally extend over 90 years. These leases often include options to extend the term of the lease, most often for a period of 5 years. When it is reasonably certain that the option will be exercised, the impact of the option is included in the lease term for purposes of determining total future lease payments.
Costs associated with the Company’s operating lease expense were as follows:

2020

Operating lease expense	$320
Short-term lease expense	24
Variable lease expense	30

Total lease expense	$374

Supplemental information related to the Company’s operating leases was as follows:

2020

Operating cash flows – cash paid	$355
New right-of-use assets	$141
Weighted-average remaining lease term	10 years
Weighted-average discount rate	4.6%
At December 31, 2020, the Company had commitments under operating leases requiring annual payments as follows:

Total

2021	$310
2022	286
2023	258
2024	227
2025	205
2026 and thereafter	1,093

2,379
Less: amount representing interest	482

Total lease liabilities	$1,897

Current operating liabilities	$241
Non-current operating lease liabilities	1,656

Total lease liabilities	$1,897

As of December 31, 2020, the Company has additional operating leases, primarily for manufacturing facilities, that have not yet commenced of $12 million. These operating leases will commence during 2021 and have lease terms of 1 to 10 years.
The Company’s finance leases were not material for any of the periods presented.